Net income from financial instruments measured at fair value through profit and loss	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Net income from financial instruments measured at fair value through profit and loss

3	Net income from financial instruments measured at fair value through profit or loss

		2019	2018	2017
	Footnotes	$m	$m	$m
Net income/(expense) arising on:
Net trading activities	1	16,121	6,982	8,236
Other instruments managed on a fair value basis	1	(5,890)	2,549	190
Net income from financial instruments held for trading or managed on a fair value basis		10,231	9,531	8,426
Financial assets held to meet liabilities under insurance and investment contracts		3,830	(1,585)	3,211
Liabilities to customers under investment contracts		(352)	97	(375)
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		3,478	(1,488)	2,836
Derivatives managed in conjunction with HSBC’s issued debt securities		2,561	(626)	(343)
Other changes in fair value		(2,471)	529	498
Changes in fair value of designated debt and related derivatives	2	90	(97)	155
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		812	695	N/A
Year ended 31 Dec		14,611	8,641	11,417

1
At 1 January 2018 we changed our accounting policy for financial liabilities that contain both deposit and derivative components. As a result, net income from these instruments is reported in ‘Other instruments managed on a fair value basis’ rather than ‘Trading activities’. Comparative periods have not been re-presented.

2	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
HSBC Holdings

	2019	2018	2017
	$m	$m	$m
Net income/(expense) arising on:
– trading activities	(559)	(176)	(392)
– other instruments managed at on a fair value basis	2,036	421	211
Net income from financial instruments held for trading or managed on a fair value basis	1,477	245	(181)
– Derivatives managed in conjunction with HSBC Holdings-issued debt securities	764	(337)	292
– Other changes in fair value	(1,124)	260	(189)
Changes in fair value of designated debt and related derivatives	(360)	(77)	103
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	1,659	43	—
Year ended 31 Dec	2,776	211	(78)